RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total recoverable taxes	R$ 4,167,267	R$ 4,281,497
Current	1,367,316	1,744,074
Non-current	2,799,951	2,537,423
State Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	1,717,547	1,492,575
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	2,336,854	2,729,606
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	R$ 112,866	R$ 59,316